Investments Accounted for using the Equity Method (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Summary of Investment Accounted for using the Equity Method
Investment accounted for using the equity method as of June 30, 2024, and December 31, 2023, are as follows:

	As of June 30, 2024
Classification	Company	Captivision Korea stake holding ratio	G-FRAM E stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	0.00%	China	2023.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2024.06.30	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2023.12.31	Retail

	As of December 31, 2023
Classification	Company	Captivision Korea stake holding ratio	G-FRAM E stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	0.00%	China	2023.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2023.12.31	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2023.12.31	Retail
G-SMATT
Japan’s financial statements have not been audited in the past. Consequently, management does not foresee any prospects for future economic recovery from this investment.

					(Unit: USD)
	As of June 30, 2024
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd. (*)	(5,457,201)	33.00%	—	—	—
G-SMATT JAPAN	5,021,587	40.16%	—	—	—
G-SMATT HONGKONG (*)	(4,538,121)	27.40%	—	—	—

Total					—

					(Unit: USD)
	As of December 31, 2023
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd.	(5,457,201)	33.00%	—	—	—
G-SMATT JAPAN	5,426,723	40.16%	—	—	—
G-SMATT HONGKONG	(4,538,121)	27.40%	—	—	—

Total					—

	As of December 31, 2023
Classification	Company	Captivision Korea stake holding ratio	G-FRAME stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	0.00%	China	2023.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2023.12.31	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2023.12.31	Retail

	As of December 31, 2022
Classification	Company	Captivision Korea stake holding ratio	G-FRAME stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	—	China	2022.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2022.12.31	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2022.12.31	Retail

					(Unit: USD)
	As of December 31, 2023
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd.	(5,457,201)	33.00%	—	—	—
G-SMATT JAPAN	5,426,723	40.16%	—	—	—
G-SMATT HONGKONG	(4,538,121)	27.40%	—	—	—

Total					—

					(Unit: USD)
	As of December 31, 2022
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd.	(5,326,269)	33.00%	—	—	—
G-SMATT JAPAN	4,818,011	40.16%	1,934,913	842,603	2,777,516
G-SMATT HONGKONG	(3,454,134)	27.40%	—	—	—

Total					2,777,516

Summary of Financial Statements
Summary financial statements for associates are follows:

						(Unit: USD)
	As of June 30, 2024
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd	26,554,391	32,011,592	—	(290,098)	(290,098)
Associates	G-SMATT JAPAN	11,559,298	6,537,711	4,741,676	270,045	270,045
	G-SMATT HONGKONG	283,826	4,821,947	—	(268,417)	(268,417)

						(Unit: USD)
	As of December 31, 2023			For the six months ended June 30, 2023
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd.	26,554,391	32,011,592	—	(290,098)	(290,098)
Associates	G-SMATT JAPAN	12,112,804	6,686,081	3,303,183	16,520	16,520
	G-SMATT HONGKONG	283,826	4,821,947	—	(268,417)	(268,417)

Summary financial statements for associates are follows:

	As of December 31, 2023
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd.	26,554,391	32,011,592	—	(284,857)	(284,857)
Associates	G-SMATT JAPAN	12,112,804	6,686,081	6,006,248	1,093,101	1,093,101
	G-SMATT HONGKONG	283,826	4,821,947	—	(1,121,665)	(1,121,665)

						(Unit: USD)
	As of December 31, 2022
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd.	27,316,845	32,703,114	25,508	(1,916,458)	(1,916,458)
Associates	G-SMATT JAPAN	10,649,564	5,831,552	5,333,686	(260,617)	(250,773)
	G-SMATT HONGKONG	377,895	3,832,029	—	(317,048)	(317,048)